Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Risk Management
Borrowings, current portion	$ 520,550	$ 179,367
Borrowings, non-current portion	2,307,909	2,368,189
Finance lease liability, current portion	6,675	6,302
Finance lease liability, non-current portion	199,424	207,126
Total debt	3,034,558	2,760,984
Total equity	1,983,122	1,763,134	$ 1,509,682	$ 1,507,920
Total debt and equity	$ 5,017,680	$ 4,524,118
Gearing ratio	60.48%	61.03%